Significant events (Details)							3 Months Ended			5 Months Ended	6 Months Ended
	Jun. 13, 2022 USD ($) vessel T	Jun. 07, 2022 USD ($) vessel	Apr. 29, 2022 USD ($) vessel T	Apr. 26, 2022 USD ($) T	Apr. 07, 2022 entity	Jan. 26, 2022 USD ($) T	Jun. 30, 2022 USD ($) T	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 06, 2022	Jun. 30, 2022 USD ($) employee T	Jun. 30, 2021 USD ($)		Mar. 18, 2022 USD ($)	Jan. 20, 2022 vessel T	Jan. 07, 2022 T
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels											$ 198,011,000	$ 51,344,000
Acquisition of vessels and vessels under construction											427,951,000	264,917,000
Gains on disposal of vessels/other tangible assets											$ 33,591,000	$ 10,568,000	[1]
Percentage of bunker fuel supplied by Russia											20.00%
Russian and Ukrainian officers and crew | employee											200
Portion of number of officers and crew from Ukraine											66.67%
Portion of number of officers and crew from Russia											33.33%
Customer Concentration Risk | Revenue from Contract with Customer, Product and Service Benchmark | Russia
Disclosure of detailed information about property, plant and equipment [line items]
Risk exposure associated with instruments sharing characteristic, concentration percentage							5.00%				5.00%
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of voting equity interests acquired		50.00%
Purchase price		$ 140,000,000
Purchase price, additional payment		$ 49,100,000
Portion of assets and liabilities integrated		100.00%
Unsecured note due 2026 with fixed coupon rate 6.25%
Disclosure of detailed information about property, plant and equipment [line items]
Notional Value							$ 200,000,000		$ 200,000,000		$ 200,000,000			$ 200,000,000
Euronav and Frontline Merger
Disclosure of detailed information about property, plant and equipment [line items]
Number of companies, stock-for-stock combination | entity					2
Exchange ratio of stock-for-stock combination					1.45
Percentage of voting equity interests acquired					59.00%
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint venture		50.00%
Proportion of net assets acquired in joint venture		50.00%
TI Asia Ltd and TI Africa Ltd | Investments in equity accounted investees
Disclosure of detailed information about property, plant and equipment [line items]
FSO transaction		$ 80,600,000
TI Africa Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint venture										50.00%
Proportion of shareholder loan assumed in joint venture		50.00%
Frontline | Euronav and Frontline Merger
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of voting equity interests acquired					41.00%
International Seaways, Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Cash repayments of advances and loans from related parties		$ 10,200,000
VLCC Sandra
Disclosure of detailed information about property, plant and equipment [line items]
Gain											221,000
VLCC Sara
Disclosure of detailed information about property, plant and equipment [line items]
Gain											1,507,000
VLCC Sonia
Disclosure of detailed information about property, plant and equipment [line items]
Gain											0
Suezmax Cap Pierre
Disclosure of detailed information about property, plant and equipment [line items]
Gain											7,521,000
Suezmax Cap Leon
Disclosure of detailed information about property, plant and equipment [line items]
Gain											$ 10,843,000
Vessels | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels transferred from construction in progress | vessel															2
Vessels | Suezmax Cedar
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																157,310
Vessels | Suezmax Cypress
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T															157,310
Vessels | VLCC Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T						307,284
Gains (losses) arising from sale and leaseback transactions									$ 4,500,000
Vessels | VLCC Navarin, Neptun and Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Gains (losses) arising from sale and leaseback transactions								$ 13,500,000
Vessels | Suezmax Bari
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				159,186
Proceeds from the sale of vessels				$ 21,500,000
Gain				$ 6,600,000			$ 6,600,000
Vessels | Eco-Type VLCC
Disclosure of detailed information about property, plant and equipment [line items]
Gains (losses) arising from sale and leaseback transactions						$ 18,000,000
Number of assets acquired | vessel			2
Acquisition of vessels and vessels under construction			$ 179,000,000
Vessels | Eco-Type VLCC Chelsea
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T			299,995
Vessels | Eco-Type VLCC Ghillie
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T			297,750
Vessels | D-Class Delos
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							300,200				300,200
Vessels | D-Class Diodorus
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							300,200				300,200
Vessels | D-Class Doris
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							300,200				300,200
Vessels | D-Class Dickens
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							299,550				299,550
Vessels | S-class VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels			$ 198,000,000
Number of assets sold | vessel			4
Vessels | VLCC Sandra
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T			323,527
Vessels | VLCC Sara
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T			322,000
Vessels | VLCC Simone
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T			315,988
Vessels | VLCC Sonia
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T			314,000
Vessels | VLCC Sandra, Sara and Sonia
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets sold | vessel			3
Gains on disposal of vessels/other tangible assets			$ 1,400,000				$ 1,400,000
Vessels | FSO Asia and Africa
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets acquired | vessel		2
Acquisition of vessels and vessels under construction		$ 129,900,000
Valuation of vessels as of acquisition date		300,000,000
Property, plant and equipment recognised as of acquisition date		$ 150,000,000
Vessels | Suezmax Cap Pierre and Leon
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets sold | vessel	2
Gains on disposal of vessels/other tangible assets	$ 18,400,000
Vessels | Suezmax Cap Pierre
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	159,048
Vessels | Suezmax Cap Leon
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	159,048

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.